Intellectual Property	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property

9.           Intellectual Property

The following is a list of US capitalized patents held by the Company

Issued Patent #	Patent Issuance Date	Patent Family
US 9,474,725 B1	10/25/2016	Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof
US 9,839,612 B2	12/12/2017
US 9,972,680 B2	05/15/2018
US 9,974,739 B2	05/22/2018
US 10,084,044 B2	09/25/2018
US 10,103,225 B2	10/16/2018
US 10,381,440	08/13/2019
US 10,374,036	08/06/2019

The Company also holds non-capitalized patents outside the US. A continuity schedule for capitalized patents is presented below:

	February 29	August 31
	2020	2019
	$	$
Balance – beginning	265,127	146,538
Addition	5,711	122,982
Amortization*	(2,843)	(4,393)
Balance – ending	267,995	265,127
*The patents are amortized over their legal life of 20 years.

9.	Intellectual Property

On November 12, 2014, the Company signed an agreement with Poppy’s Teas LLC. whereby it acquired a 51% interest. Subsequent to signing the agreement, Poppy’s Teas LLC effected a name change to PoViva Tea LLC. The Company acquired the remaining 49% ownership interest in PoViva Tea, LLC in October 2017 via compensation of $70,000, a waiver on certain debts owed to Lexaria, and a 5%, 20-year royalty on net profits of ViPova TeaTM tea, coffee, and hot chocolate sales. No Lexaria stock or options were issued. On September 18, 2018 Poviva Tea, LLC converted from a Nevada limited liability company to a Nevada corporation and effected a name change to Poviva Corp.

The following is a list of US capitalized patents held by the Company

Issued Patent #	Patent Issuance Date	Patent Family
US 9,474,725 B1	10/25/2016	Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof
US 9,839,612 B2	12/12/2017
US 9,972,680 B2	05/15/2018
US 9,974,739 B2	05/22/2018
US 10,084,044 B2	09/25/2018
US 10,103,225 B2	10/16/2018
US 10,381,440	08/13/2019
US 10,374,036	08/06/2019

The Company also holds non-capitalized patents outside the US. A continuity schedule for patents is presented below:

	August 31	August 31
	2019	2018
	$	$
Balance – Beginning	146,538	62,827
Addition	122,982	85,399
Amortization*	(4,393)	(1,688)
Balance – Ending	265,127	146,538
* The patents are amortized over their legal life of 20 years.